INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 2,164	$ 1,779
Work in progress	1,634	2,220
Finished products	4,554	4,536
Total inventory	$ 8,352	$ 8,535